Financial instruments and risk management - Disclosure of the carrying amounts of financial assets and liabilities (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 15,053,209	SFr 32,557,122
Financial liabilities	17,559,598	18,971,366
Trade and other payables | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,200,820	1,837,997
Accrued expenses | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,395,609	4,652,033
Loan | At amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	10,126,406	12,364,204
Derivative financial instruments | At fair value through profit and loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,836,763	117,132
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	14,973,369	32,422,222
Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	SFr 79,840	SFr 134,900